6. Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

Intangible assets, net, consisted of the following at September 30, 2020:

	As of	As of
	September 30, 2020	March 31, 2020

Licenses	$142,248	$142,248
Software/website development	12,585	–
Customer relationships	83,000	83,000
	237,833	225,248
Less: accumulated amortization	(56,480)	(28,297)
	$181,353	$196,951
Intangible assets, net, consisted of the following at March 31, 2020:
As of
March 31, 2020

Licenses	$142,248
Customer relationships	83,000
225,248
Less: accumulated amortization	(28,297)
$196,951

Estimated amortization expense

Estimated amortization expense for each of the next five years:

Fiscal year ended March 31, 2021	$30,156
Fiscal year ended March 31, 2022	60,311
Fiscal year ended March 31, 2023	53,395
Fiscal year ended March 31, 2024	30,422
Fiscal year ended March 31, 2025	7,069
Total	$181,353

Estimated amortization expense for each of the next five years:

Fiscal year ended March 31, 2021	$56,116
Fiscal year ended March 31, 2022	56,116
Fiscal year ended March 31, 2023	49,200
Fiscal year ended March 31, 2024	28,450
Fiscal year ended March 31, 2025	7,069
$196,951